Average Annual Total Returns - BlackRock Global Allocation Portfolio	May 01, 2021
FTSEWorldIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	16.33%
5 Years	12.82%
10 Years	9.92%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
FTSEWorldexUSIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	10.04%
5 Years	9.06%
10 Years	5.52%
ICEBofAMLCurrentYearUSTreasuryIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.20%
5 Years	3.13%
10 Years	2.88%
FTSENonUSDollarWorldGovernmentBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	10.78%
5 Years	5.17%
10 Years	1.88%
ReferenceBenchmarkReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	13.34%
5 Years	9.51%
10 Years	7.53%
BlackRock Global Allocation Portfolio
Average Annual Return:
1 Year	20.95%
5 Years	9.50%
10 Years	6.98%